Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000918199
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2017
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017